UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10635

Name of Fund: BlackRock Strategic Bond Trust (BHD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Strategic Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock Strategic Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

Aerospace & Defense - 2.7%	Northrop Grumman Corp., 7.125%, 2/15/11	$1,000	$1,073,512
	United Technologies Corp., 6.35%, 3/01/11	1,000	1,071,717

			2,145,229

Air Freight & Logistics - 0.2%	Park-Ohio Industries, Inc., 8.375%, 11/15/14	300	132,375

Airlines - 0.6%	American Airlines, Inc. Series 99-1, 7.324%, 4/15/11	125	123,125
	American Airlines Pass - Through Trust Series 2001-02, 7.858%, 4/01/13	290	265,350
	Continental Airlines, Inc. Series 2003-RJ, 7.875%, 1/02/20	105	59,898

			448,373

Auto Components - 1.1%	Allison Transmission, Inc., 11%, 11/01/15 (a)	140	109,200
	Allison Transmission, Inc., 11.25%, 11/01/15 (a)(b)	120	80,400
	The Goodyear Tire & Rubber Co., 7.857%, 8/15/11	405	393,862
	The Goodyear Tire & Rubber Co., 8.625%, 12/01/11	280	272,300
	Lear Corp., 8.75%, 12/01/16	95	24,700

			880,462

Automobiles - 1.7%	DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12	1,000	1,038,588
	Ford Capital BV, 9.50%, 6/01/10	350	297,500

			1,336,088

Building Products - 0.5%	CPG International I, Inc., 10.50%, 7/01/13	150	78,750
	Momentive Performance Materials, Inc., 11.50%, 12/01/16	165	38,775
	Ply Gem Industries, Inc., 11.75%, 6/15/13	475	304,000

			421,525

Capital Markets - 0.4%	E*Trade Financial Corp., 8%, 6/15/11	150	100,500
	Marsico Parent Co., LLC, 10.625%, 1/15/16	341	139,810
	Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (a)(b)	138	56,531
	Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (a)(b)	94	38,672

			335,513

Chemicals - 1.8%	American Pacific Corp., 9%, 2/01/15	180	157,050
	Ames True Temper, Inc., 5.131%, 1/15/12 (c)	350	295,750
	Innophos, Inc., 8.875%, 8/15/14	980	879,550
	Terra Capital, Inc. Series B, 7%, 2/01/17	50	46,750

			1,379,100

Commercial Banks - 0.6%	Standard Chartered Plc, 5.50%, 11/18/14 (a)	450	452,555

Commercial Services & Supplies - 3.5%	Casella Waste Systems, Inc., 9.75%, 2/01/13	1,500	1,245,000
	DI Finance Series B, 9.50%, 2/15/13	524	509,590
	Waste Services, Inc., 9.50%, 4/15/14	550	511,500
	West Corp., 11%, 10/15/16	590	501,500

			2,767,590

Construction Materials - 0.4%	Nortek, Inc., 10%, 12/01/13	480	310,800

Containers & Packaging - 1.2%	Berry Plastics Holding Corp., 5.195%, 9/15/14 (c)	80	52,400
	Berry Plastics Holding Corp., 8.875%, 9/15/14	75	59,625
	Crown Americas LLC, 7.75%, 11/15/15	250	243,750

BlackRock Strategic Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

	Impress Holdings BV, 4.256%, 9/15/13 (a)(c)	$260	$224,250
	Pregis Corp., 12.375%, 10/15/13	565	358,775
	Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17 (d)	80	26,000

			964,800

Diversified Financial Services - 4.7%	Ford Motor Credit Co. LLC, 2.701%, 1/15/10 (c)	1,600	1,520,000
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12	250	213,486
	Ford Motor Credit Co. LLC, 8%, 12/15/16	240	192,730
	GMAC LLC, 6.875%, 9/15/11 (a)	200	179,000
	GMAC LLC, 2.868%, 12/01/14 (a)(c)	250	187,500
	GMAC LLC, 6.75%, 12/01/14	1,000	834,900
	GMAC LLC, 6.75%, 12/01/14 (a)	70	58,450
	GMAC LLC, 8%, 11/01/31 (a)	390	292,500
	Structured Asset Repackaged Trust, 1.602%, 1/21/10	205	182,751

			3,661,317

Diversified Telecommunication Services - 9.8%	AT&T, Inc., 6.45%, 6/15/34	1,500	1,381,335
	Broadview Networks Holdings, Inc., 11.375%, 9/01/12	155	116,250
	Cincinnati Bell, Inc., 7.25%, 7/15/13	550	521,125
	Citizens Communications Co., 6.25%, 1/15/13	30	28,087
	Frontier Communications Corp., 8.25%, 5/01/14	90	87,975
	Qwest Communications International, Inc., 7.50%, 2/15/14	1,120	1,030,400
	Qwest Communications International, Inc. Series B, 7.50%, 2/15/14	305	280,600
	Qwest Corp., 4.57%, 6/15/13 (c)	340	305,150
	Qwest Corp., 8.375%, 5/01/16 (a)	200	196,500
	Telecom Italia Capital SA, 4.95%, 9/30/14	1,000	949,250
	Verizon New England, Inc., 6.50%, 9/15/11	2,000	2,140,302
	Wind Acquisition Finance SA, 10.75%, 12/01/15 (a)	250	262,500
	Windstream Corp., 8.125%, 8/01/13	220	216,425
	Windstream Corp., 8.625%, 8/01/16	160	157,200

			7,673,099

Electric Utilities - 1.5%	Edison Mission Energy, 7.50%, 6/15/13	75	63,188
	Elwood Energy LLC, 8.159%, 7/05/26	28	22,317
	Progress Energy, Inc., 7.75%, 3/01/31	1,000	1,067,600

			1,153,105

Electronic Equipment, Instruments & Components - 0.2%	Sanmina-SCI Corp., 8.125%, 3/01/16	215	120,400

Energy Equipment & Services - 0.5%	Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	65	59,475
	Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	70	61,600
	North American Energy Partners, Inc., 8.75%, 12/01/11	65	54,275
	Transocean, Inc. Series A, 1.625%, 12/15/37 (e)	205	193,213

			368,563

BlackRock Strategic Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

Food & Staples Retailing - 0.8%	The Pantry, Inc., 7.75%, 2/15/14	$500	$442,500
	Rite Aid Corp., 7.50%, 3/01/17	230	180,550

			623,050

Food Products - 0.3%	Kraft Foods, Inc., 6.125%, 8/23/18	250	255,356

Gas Utilities - 0.3%	Targa Resources, Inc., 8.50%, 11/01/13	365	260,975

Health Care Equipment & Supplies - 1.1%	DJO Finance LLC, 10.875%, 11/15/14	1,090	893,800

Health Care Providers & Services - 2.2%	Community Health Systems, Inc. Series WI, 8.875%, 7/15/15	95	93,931
	Tenet Healthcare Corp., 9%, 5/01/15 (a)	555	566,100
	Tenet Healthcare Corp., 10%, 5/01/18 (a)	225	235,125
	WellPoint, Inc., 5.95%, 12/15/34	1,000	802,899

			1,698,055

Hotels, Restaurants & Leisure - 1.9%	American Real Estate Partners LP, 8.125%, 6/01/12	860	778,300
	American Real Estate Partners LP, 7.125%, 2/15/13	230	196,650
	Gaylord Entertainment Co., 8%, 11/15/13	215	177,106
	Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(d)(f)	211	14,770
	Harrah’s Operating Co., Inc., 10%, 12/15/15 (a)	50	34,000
	Harrah’s Operating Co., Inc., 10%, 12/15/18 (a)	134	89,445
	Harrah’s Operating Co., Inc., 10%, 12/15/18 (a)	361	240,967
	Tropicana Entertainment LLC Series WI, 9.625%, 12/15/14 (d)(f)	50	250

			1,531,488

Household Durables - 0.7%	Beazer Homes USA, 8.375%, 4/15/12	250	135,000
	KB Home, 6.375%, 8/15/11	90	86,400
	Toll Brothers Finance Corp., 8.91%, 10/15/17	304	304,662

			526,062

IT Services - 1.1%	First Data Corp., 11.25%, 3/31/16 (a)	1,070	577,800
	iPayment, Inc., 9.75%, 5/15/14	175	94,938
	iPayment Investors LP, 12.75%, 7/15/14 (a)(b)	689	172,191

			844,929

Independent Power Producers & Energy Traders - 1.3%	AES Ironwood LLC, 8.875%, 11/30/25	96	83,782
	Calpine Construction Finance Co. LP, 8%, 6/01/16 (a)	405	385,256
	NRG Energy, Inc., 7.25%, 2/01/14	50	47,875
	NRG Energy, Inc., 7.375%, 2/01/16	320	301,200
	Texas Competitive Electric Holdings Co. LLC, 11.25%, 11/01/16 (b)	528	206,694

			1,204,807

Industrial Conglomerates - 0.6%	Sequa Corp., 11.75%, 12/01/15 (a)	500	222,500
	Sequa Corp., 13.50%, 12/01/15 (a)(b)	773	250,353

			472,853

Insurance - 0.4%	MetLife, Inc., 6.125%, 12/01/11	325	338,753

Machinery - 1.1%	AGY Holding Corp., 11%, 11/15/14	260	185,900
	Accuride Corp., 8.50%, 2/01/15	110	32,450
	Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/14	270	292,641
	Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (a)	470	338,400

			849,391

BlackRock Strategic Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

Marine - 0.2%	Horizon Lines, Inc., 4.25%, 8/15/12 (e)	$105	$64,181
	Navios Maritime Holdings, Inc., 9.50%, 12/15/14	156	119,340

			183,521

Media - 9.4%	Affinion Group, Inc., 10.125%, 10/15/13	655	615,700
	CMP Susquehanna Corp., 4.753%, 5/15/14 (a)	40	800
	Charter Communications Holdings II, LLC, 10.25%, 9/15/10 (d)	300	297,000
	Charter Communications Holdings II, LLC, Series B, 10.25%, 9/15/10 (d)	95	93,100
	DIRECTV Holdings LLC, 8.375%, 3/15/13	210	211,575
	EchoStar DBS Corp., 7%, 10/01/13	221	208,845
	Local Insight Regatta Holdings, Inc., 11%, 12/01/17	229	61,830
	Network Communications, Inc., 10.75%, 12/01/13	325	65,000
	News America, Inc., 6.20%, 12/15/34	1,500	1,223,960
	Nielsen Finance LLC, 10%, 8/01/14	1,035	985,838
	Rainbow National Services LLC, 8.75%, 9/01/12 (a)	210	212,363
	Rainbow National Services LLC, 10.375%, 9/01/14 (a)	1,455	1,500,469
	TCI Communications, Inc., 7.875%, 2/15/26	1,000	978,517
	TL Acquisitions, Inc., 10.50%, 1/15/15 (a)	925	721,500
	UPC Holding B.V., 9.875%, 4/15/18 (a)	200	193,000

			7,369,497

Metals & Mining - 2.3%	Aleris International, Inc., 10%, 12/15/16 (d)	315	1,181
	Anglo American Capital Plc, 9.375%, 4/08/19 (a)	165	175,408
	FMG Finance Property Ltd., 10.625%, 9/01/16 (a)	430	381,625
	Freeport-McMoRan Copper & Gold, Inc., 4.995%, 4/01/15 (c)	510	459,000
	Steel Dynamics, Inc., 7.375%, 11/01/12	145	133,400
	Teck Resources Ltd., 10.25%, 5/15/16 (a)	130	131,625
	Teck Resources Ltd., 10.75%, 5/15/19 (a)	495	509,231

			1,791,470

Multi-Utilities - 1.6%	DTE Energy Co., 7.05%, 6/01/11	250	259,936
	Dominion Resources, Inc., 5.70%, 9/17/12	1,000	1,033,821

			1,293,757

Multiline Retail - 0.4%	Macy’s Retail Holding, Inc., 5.90%, 12/01/16	300	252,491
	Saks, Inc., 7.50%, 12/01/13 (a)(e)	25	24,375

			276,866

Oil, Gas & Consumable Fuels - 5.4%	Berry Petroleum Co., 8.25%, 11/01/16	100	83,500
	Chesapeake Energy Corp., 9.50%, 2/15/15	240	237,000
	Chesapeake Energy Corp., 6.375%, 6/15/15	130	111,475
	Chesapeake Energy Corp., 7.25%, 12/15/18	265	221,275
	Chesapeake Energy Corp., 2.25%, 12/15/38 (e)	275	159,500
	Compton Petroleum Finance Corp., 7.625%, 12/01/13	225	112,500
	ConocoPhillips, 6%, 1/15/20	650	674,698
	Corral Finans AB, 2.631%, 4/15/10 (a)(b)	618	347,281
	EXCO Resources, Inc., 7.25%, 1/15/11	275	246,125
	Encore Acquisition Co., 6%, 7/15/15	30	24,750

BlackRock Strategic Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

	Forest Oil Corp., 7.25%, 6/15/19	$710	$610,600
	Massey Energy Co., 3.25%, 8/01/15 (e)	580	386,425
	OPTI Canada, Inc., 8.25%, 12/15/14	320	220,800
	Occidental Petroleum Corp., 6.75%, 1/15/12	250	274,087
	Sabine Pass LNG LP, 7.50%, 11/30/16	305	247,050
	Whiting Petroleum Corp., 7.25%, 5/01/12	15	13,988
	Whiting Petroleum Corp., 7.25%, 5/01/13	300	274,500

			4,245,554

Paper & Forest Products - 1.8%	Georgia-Pacific LLC, 8.25%, 5/01/16 (a)	355	349,675
	International Paper Co., 9.375%, 5/15/19	225	226,483
	NewPage Corp., 10%, 5/01/12	720	403,200
	Verso Paper Holdings LLC, 11.50%, 7/01/14 (a)	140	128,755
	Verso Paper Holdings LLC, Series B, 4.778%, 8/01/14 (c)	626	338,040

			1,446,153

Pharmaceuticals - 1.3%	Wyeth, 6.50%, 2/01/34	1,000	1,046,635

Real Estate Investment Trusts (REITs) - 0.2%	HCP, Inc., 5.65%, 12/15/13	200	178,762

Real Estate Management & Development - 0.1%	Realogy Corp., 12.375%, 4/15/15	185	46,250

Road & Rail - 0.9%	Canadian National Railway Co., 6.90%, 7/15/28	500	539,890
	Hertz Global Holdings, Inc., 5.25%, 6/01/14 (e)	135	136,856

			676,746

Software - 0.0%	BMS Holdings, Inc., 9.224%, 2/15/12 (a)(b)(c)	70	7,742

Specialty Retail - 2.0%	General Nutrition Centers, Inc., 6.404%, 3/15/14 (c)	360	297,000
	General Nutrition Centers, Inc., 10.75%, 3/15/15	260	224,250
	Group 1 Automotive, Inc., 4.889%, 6/15/36 (e)(g)	50	28,000
	Lazy Days’ R.V. Center, Inc., 11.75%, 5/15/12 (d)	357	21,420
	Michaels Stores, Inc., 10%, 11/01/14	280	201,600
	Michaels Stores, Inc., 11.375%, 11/01/16	210	114,450
	Sonic Automotive, Inc. Series B, 8.625%, 8/15/13	1,100	687,500

			1,574,220

Textiles, Apparel & Luxury Goods - 0.1%	Quiksilver, Inc., 6.875%, 4/15/15	100	66,500

Thrifts & Mortgage Finance - 0.9%	Residential Capital Corp., 8.375%, 6/30/10	877	679,675

Wireless Telecommunication Services - 6.4%	Cricket Communications, Inc., 9.375%, 11/01/14	185	184,075
	Cricket Communications, Inc., 10%, 7/15/15 (a)	160	161,600
	Cricket Communications, Inc., 7.75%, 5/15/16 (a)	500	483,125
	Digicel Group Ltd., 8.875%, 1/15/15 (a)	570	456,000
	Digicel Group Ltd., 9.125%, 1/15/15 (a)(b)	439	333,640
	iPCS, Inc., 3.153%, 5/01/13 (c)	20	16,550
	MetroPCS Wireless, Inc., 9.25%, 11/01/14	1,105	1,109,144
	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (a)	500	500,000
	Sprint Capital Corp., 7.625%, 1/30/11	600	592,500
	Sprint Capital Corp., 6.875%, 11/15/28	240	168,000

BlackRock Strategic Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

	Vodafone Group Plc, 7.75%, 2/15/10	$1,000	$1,036,270

			5,040,904

	Total Corporate Bonds - 76.2%		59,794,665

	Floating Rate Loan Interests

Aerospace & Defense - 0.1%	Hawker Beechcraft Acquisition Co. LLC LC Facility Deposit, 3.22%, 3/26/14	9	4,945
	Hawker Beechcraft Acquisition Co. LLC Term Loan, 2.318%, 3/26/14	146	84,007

			88,952

Auto Components - 1.9%	Allison Transmission, Inc. Term Loan, 3.12% - 3.15%, 8/07/14	1,087	838,715
	Dana Holding Corp. Term Advance, 7.25%, 1/31/15	598	282,819
	Delphi Corp. Initial Tranche Term Loan C, 10.50%, 6/30/09	922	298,822
	Delphi Corp. Subsequent Tranche Term Loan C, 10.50%, 6/30/09	93	30,208

			1,450,564

Automobiles - 0.4%	Ford Motor Co. Term Loan, 3.35%, 12/15/13	175	123,867
	General Motors Corp. Secured Term Loan, 8%, 11/29/13	223	208,616

			332,483

Building Products - 0.8%	Building Materials Corp. of America Term Loan Advance, 3.063%, 2/22/14	248	208,733
	Stile Acquisition Corp. (aka Masonite) Canadian Term Loan, 6.75%, 4/06/13	371	189,869
	Stile U.S. Acquisition Corp. (aka Masonite) U.S. Term Loan, 6.25%, 4/06/13	377	192,723

			591,325

Chemicals - 1.2%	Flexsys Term Loan, 10.75%, 6/30/11	390	370,500
	PQ Corp. (fka Niagara Acquisition, Inc.) Loan (Second Lien), 7.54%, 7/30/15	750	377,500
	Solutia Inc. Loan, 7.25%, 2/28/14	199	160,665

			908,665

Health Care Providers & Services - 0.7%	HCA Inc. Tranche A-1 Term Loan, 2.97%, 11/17/12	639	571,929

Independent Power Producers & Energy Traders - 2.0%	Dynegy Holdings Inc. Term Letter of Credit Facility Term Loan, 1.93%, 4/02/13	166	148,605
	Dynegy Holdings Inc. Tranche B Term Loan, 1.93%, 4/02/13	9	8,414
	NRG Energy, Inc. Credit-Linked Deposit, 1.12%, 2/01/13	82	76,111
	NRG Energy, Inc. Term Loan, 2.97%, 2/01/13	154	142,627

BlackRock Strategic Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests	Par (000)	Value

	Texas Competitive Electric Holdings Co., LLC (TXU) Initial Tranche B-1 Term Loan, 3.819% - 3.882%, 10/10/14	$1,000	$682,500
	Texas Competitive Electric Holdings Co., LLC (TXU) Initial Tranche B-2 Term Loan, 3.819% - 3.882%, 10/10/14	744	512,473

			1,570,730

Machinery - 0.7%	Navistar International Corp. Revolving Credit-Linked Deposit, 0.163% - 3.569%, 1/19/12	180	150,107
	Navistar International Corp. Term Advance, 3.569%, 1/19/12	500	416,965

			567,072

Media - 0.6%	Cengage Learning Acquisitions, Inc. (Thomson Learning) Tranche 1 Incremental Term Loan, 7.25%, 7/03/14	496	475,656

Paper & Forest Products - 1.3%	Georgia-Pacific LLC Additional Term B Loan, 2.319% - 3.293%, 12/20/12	150	138,645
	Georgia-Pacific LLC Term B Loan, 2.319% - 3.293%, 12/20/12	990	917,794

			1,056,439

Transportation Infrastructure - 0.7%	SBA Telecommunications Term Loan, 1.994%, 11/01/10	656	583,418

	Total Floating Rate Loan Interests - 10.4%		8,197,233

	Non-U.S. Government Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities - 2.2%	Crown Castle Towers LLC Series 2005-1A Class AFL, 0.724%, 6/15/35 (c)	810	769,500
	Crown Castle Towers LLC Series 2005-1A Class AFX, 4.643%, 6/15/35 (a)	990	965,250

	Total Non-U.S. Government Agency Mortgage-Backed Securities - 2.2%		1,734,750

	Common Stocks	Shares

Media - 0.0%	Adelphia Recovery Trust	396,568	9,914

	Total Common Stocks - 0.0%		9,914

	Preferred Securities

	Capital Trusts	Par (000)

Commercial Banks - 0.5%	Barclays Bank Plc, 8.55% (a)(c)(h)	$650	396,500

Diversified Financial Services - 0.1%	Citigroup, Inc. Series E, 8.40% (c)(d)(h)	105	91,874

	Total Capital Trusts - 0.6%		488,374

	Preferred Stocks	Shares

Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.75% (a)	23	6,440

BlackRock Strategic Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Preferred Stocks	Shares	Value

Diversified Financial Services - 0.1%	Preferred Blocker, Inc., 7% (a)	250	$105,445

Media - 0.0%	CMP Susquemanna Radio Holdings Corp., 0% (a)(c)	9,328	0

	Total Preferred Stocks - 0.1%		111,885

	Total Preferred Securities - 0.7%		600,259

	Warrants (i)

Media - 0.0%	CMP Susquemanna Radio Holdings Corp. (expires 3/26/19) (a)	10,660	0

	Total Warrants - 0.0%		0

	Other Interests (j)	Beneficial Interest (000)

Health Care Providers & Services - 0.0%	Critical Care Systems International, Inc.	$1	191

Media - 0.0%	Adelphia Recovery Trust Escrow	400	6,500

	Total Other Interests - 0.0%		6,691

	Total Long-Term Investments (Cost - $81,012,975) - 89.5%		70,343,512

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, 0.545% (k)(l)	7,815	7,815,316

	Total Short-Term Securities (Cost - $7,815,316) - 10.0%		7,815,316

	Options Purchased	Contracts

Over-the-Counter Call Options	Marsico Parent Superholdco LLC, expiring December 2009 at USD 942.86, Broker, Goldman Sachs	6	9,600

	Total Options Purchased (Cost - $5,867) - 0.0%		9,600

	Total Investments (Cost - $88,834,158*) - 99.5%		78,168,428
	Other Assets Less Liabilities - 0.5%		392,200

	Net Assets - 100.0%		$78,560,628

*	The cost and unrealized appreciation (depreciation) as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$88,886,859

Gross unrealized appreciation	$1,622,656
Gross unrealized depreciation	(12,341,087)

Net unrealized depreciation	$(10,718,431)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Convertible security.

(f)	Non-income producing security.

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield at report date.

(h)	Security is perpetual in nature and has no stated maturity date.

BlackRock Strategic Bond Trust

Schedule of Investments May 31, 2009 (Unaudited)

(i)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(k)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Co. Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	(5,726,262)	37,116

(l)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classification for reporting ease.

•	Financial futures contracts sold as of May 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

57	10-Year U.S. Treasury Bond	September 2009	$820,339	$(1,339)

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in semi-annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets	Liabilities

Level 1	$7,825,230	—	$(1,339)
Level 2	66,545,983	$9,600	—
Level 3	3,787,615	—	—

Total	$78,158,828	$9,600	$(1,339)

* Other financial instruments are options and futures contracts. Futures are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

BlackRock Strategic Bond Trust

Schedule of Investments as of May 31, 2009 (Unaudited)

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance, as of August 31, 2008	$359,476
Realized gain (loss)	(92,399)
Change in unrealized appreciation (depreciation)	96,060
Net purchases (sales)	(93,966)
Net transfers in/out of Level 3	3,518,444

Balance, as of May 31, 2009	$3,787,615

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Bond Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Strategic Bond Trust

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Bond Trust

Date: July 15, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Bond Trust

Date: July 15, 2009